Financial instruments - Summary of Financial Assets and Liabilities at Amortized Cost (Details) - Earn-Out Rights	Jun. 30, 2026	Dec. 31, 2025
Term in years
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	1.48	1.98
Volatility
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.85	0.90
Risk-free rate
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.040	0.034